UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

     /s/ Eddie C. Brown               Baltimore, MD             August 9, 2012
     -------------------              -------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          123
                                         -----------

Form 13F Information Table Value Total:  $ 3,467,487
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109      2,291    526,663 SH       Sole                  287,300          239,363
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106        314      3,520 SH       Sole                    3,520
ICON PUB LTD CO               SPONSORED ADR  45103t107     10,131    449,680 SH       Sole                  246,095          203,585
SASOL LTD                     SPONSORED ADR  803866300     16,000    376,911 SH       Sole                  142,422          234,489
SHIRE PLC                     SPONSORED ADR  82481r106     13,045    151,004 SH       Sole                   73,151           77,853
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     11,365    288,163 SH       Sole                   97,965          190,198
3M CO                         COM            88579y101      1,083     12,082 SH       Sole                    9,666            2,416
ACI WORLDWIDE INC             COM            004498101     77,750  1,758,656 SH       Sole                  937,152          821,504
ANSYS INC                     COM            03662q105     98,460  1,560,127 SH       Sole                  794,888          765,239
ABAXIS INC                    COM            002567105    127,940  3,457,834 SH       Sole                1,966,197        1,491,637
ABBOTT LABS                   COM            002824100      2,117     32,830 SH       Sole                   16,196           16,634
ACCELRYS INC                  COM            00430u103     60,897  7,527,499 SH       Sole                3,803,888        3,723,611
AKAMAI TECHNOLOGIES INC       COM            00971t101      7,188    226,381 SH       Sole                  129,440           96,941
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988p108     13,043  1,193,350 SH       Sole                  493,768          699,582
AMERICAN SOFTWARE INC         CL A           029683109     30,717  3,863,785 SH       Sole                2,273,848        1,589,937
APPLE INC                     COM            037833100     11,992     20,534 SH       Sole                    6,086           14,448
AUTOMATIC DATA PROCESSING IN  COM            053015103        356      6,404 SH       Sole                      209            6,195
BAKER HUGHES INC              COM            057224107        875     21,286 SH       Sole                   18,538            2,748
BALCHEM CORP                  COM            057665200     75,127  2,303,789 SH       Sole                1,256,897        1,046,892
BLACKBAUD INC                 COM            09227q100     84,789  3,303,052 SH       Sole                1,923,948        1,379,104
BRUKER CORP                   COM            116794108     16,821  1,263,802 SH       Sole                  779,202          484,600
CAMERON INTERNATIONAL CORP    COM            13342b105      8,095    189,523 SH       Sole                  106,820           82,703
CANTEL MEDICAL CORP           COM            138098108    101,438  3,722,513 SH       Sole                2,208,944        1,513,569
CARBO CERAMICS INC            COM            140781105     76,802  1,000,941 SH       Sole                  540,738          460,203
CARNIVAL CORP                 PAIRED CTF     143658300      7,966    232,458 SH       Sole                   90,629          141,829
CATERPILLAR INC DEL           COM            149123101      5,976     70,380 SH       Sole                   17,563           52,817
CELGENE CORP                  COM            151020104     13,725    213,924 SH       Sole                   94,727          119,197
CERNER CORP                   COM            156782104      2,928     35,420 SH       Sole                   35,420
CISCO SYS INC                 COM            17275r102        195     11,363 SH       Sole                                    11,363
COACH INC                     COM            189754104      2,593     44,333 SH       Sole                   28,472           15,861
COGNEX CORP                   COM            192422103     83,773  2,646,865 SH       Sole                1,423,814        1,223,051
CONCUR TECHNOLOGIES INC       COM            206708109    108,422  1,592,098 SH       Sole                  821,650          770,448
COVANCE INC                   COM            222816100      6,600    137,926 SH       Sole                   97,859           40,067
DTS INC                       COM            23335C101     55,663  2,134,305 SH       Sole                1,224,942          909,363
DANAHER CORP DEL              COM            235851102        275      5,283 SH       Sole                    1,000            4,283
DIAMOND OFFSHORE DRILLING IN  COM            25271c102      5,108     86,383 SH       Sole                   44,017           42,366
DICKS SPORTING GOODS INC      COM            253393102     15,817    329,522 SH       Sole                  110,977          218,545
DIODES INC                    COM            254543101     73,382  3,909,548 SH       Sole                2,273,845        1,635,703
DOLBY LABORATORIES INC        COM            25659t107     62,570  1,515,001 SH       Sole                  915,260          599,741
DYNAMIC MATLS CORP            COM            267888105     37,962  2,190,545 SH       Sole                1,173,320        1,017,225
E M C CORP MASS               COM            268648102      9,760    380,818 SH       Sole                   90,538          290,280
ECOLAB INC                    COM            278865100      9,344    136,350 SH       Sole                   79,300           57,050
ENERNOC INC                   COM            292764107     10,858  1,499,661 SH       Sole                  423,167        1,076,494
EXPEDITORS INTL WASH INC      COM            302130109      4,274    110,305 SH       Sole                   76,195           34,110
EXXON MOBIL CORP              COM            30231g102        502      5,863 SH       Sole                       85            5,778
FEI CO                        COM            30241l109    132,320  2,765,886 SH       Sole                1,490,908        1,274,978
FLIR SYS INC                  COM            302445101     37,160  1,905,645 SH       Sole                1,531,562          374,083
FACTSET RESH SYS INC          COM            303075105      4,337     46,661 SH       Sole                   24,057           22,604
FASTENAL CO                   COM            311900104        815     20,222 SH       Sole                   15,048            5,174
GEN-PROBE INC NEW             COM            36866t103    117,068  1,424,185 SH       Sole                  908,915          515,270
GENERAL ELECTRIC CO           COM            369604103      1,553     74,522 SH       Sole                   33,934           40,588
GOOGLE INC                    CL A           38259p508      8,847     15,252 SH       Sole                    3,941           11,311
GUESS INC                     COM            401617105      2,737     90,124 SH       Sole                   52,384           37,740
HITTITE MICROWAVE CORP        COM            43365y104     77,732  1,520,580 SH       Sole                  846,710          673,870
HOME DEPOT INC                COM            437076102        419      7,900 SH       Sole                      306            7,594
HUMAN GENOME SCIENCES INC     COM            444903108      2,890    220,070 SH       Sole                   62,109          157,961
IRIS INTL INC                 COM            46270w105     35,494  3,141,052 SH       Sole                1,499,057        1,641,995
ILLINOIS TOOL WKS INC         COM            452308109        244      4,609 SH       Sole                      195            4,414
INCYTE CORP                   COM            45337C102     41,270  1,818,057 SH       Sole                  698,921        1,119,136
INTERNATIONAL BUSINESS MACHS  COM            459200101      2,391     12,225 SH       Sole                    8,154            4,071
INVESCO LTD                   SHS            g491bt108      6,576    290,977 SH       Sole                  162,487          128,490
HUNT J B TRANS SVCS INC       COM            445658107      5,486     92,046 SH       Sole                   52,202           39,844
JPMORGAN CHASE & CO           COM            46625h100      6,880    192,547 SH       Sole                   30,238          162,309
KIMBERLY CLARK CORP           COM            494368103        214      2,550 SH       Sole                      160            2,390
MSC INDL DIRECT INC           CL A           553530106      6,805    103,812 SH       Sole                   66,739           37,073
MANHATTAN ASSOCS INC          COM            562750109     90,628  1,982,663 SH       Sole                1,208,125          774,538
MCDONALDS CORP                COM            580135101        462      5,216 SH       Sole                      141            5,075
MEASUREMENT SPECIALTIES INC   COM            583421102     87,114  2,679,595 SH       Sole                1,370,414        1,309,181
MEDASSETS INC                 COM            584045108     59,844  4,449,362 SH       Sole                1,322,854        3,126,508
MEDICIS PHARMACEUTICAL CORP   CL A NEW       584690309     49,995  1,463,992 SH       Sole                  869,399          594,593
MEDIDATA SOLUTIONS INC        COM            58471a105    118,047  3,613,312 SH       Sole                2,103,071        1,510,241
MERIDIAN BIOSCIENCE INC       COM            589584101     65,263  3,189,785 SH       Sole                1,767,115        1,422,670
MICROSOFT CORP                COM            594918104        258      8,444 SH       Sole                      364            8,080
MYRIAD GENETICS INC           COM            62855j104      4,447    187,078 SH       Sole                  105,980           81,098
NIC INC                       COM            62914b100     85,087  6,699,748 SH       Sole                3,754,986        2,944,762
NVR INC                       COM            62944t105      5,290      6,223 SH       Sole                    3,892            2,331
NABORS INDUSTRIES LTD         SHS            g6359f103     13,614    945,382 SH       Sole                  375,101          570,281
NEOGEN CORP                   COM            640491106    124,742  2,700,053 SH       Sole                1,661,981        1,038,072
NETAPP INC                    COM            64110d104      7,873    247,417 SH       Sole                  145,128          102,289
NETSCOUT SYS INC              COM            64115t104     96,545  4,471,725 SH       Sole                2,476,977        1,994,748
NUANCE COMMUNICATIONS INC     COM            67020y100     50,608  2,124,593 SH       Sole                1,445,853          678,740
OYO GEOSPACE CORP             COM            671074102     30,724    341,413 SH       Sole                  169,635          171,778
ORACLE CORP                   COM            68389X105      7,236    243,647 SH       Sole                   57,177          186,470
PAREXEL INTL CORP             COM            699462107     16,036    568,039 SH       Sole                  218,298          349,741
PROS HOLDINGS INC             COM            74346y103     74,908  4,453,534 SH       Sole                2,462,266        1,991,268
PALL CORP                     COM            696429307        301      5,500 SH       Sole                                     5,500
PEETS COFFEE & TEA INC        COM            705560100     71,524  1,191,271 SH       Sole                  624,875          566,396
PEPSICO INC                   COM            713448108        546      7,730 SH       Sole                      154            7,576
PETMED EXPRESS INC            COM            716382106     15,442  1,269,891 SH       Sole                  151,672        1,118,219
PHILIP MORRIS INTL INC        COM            718172109        599      6,869 SH       Sole                                     6,869
PRAXAIR INC                   COM            74005P104      1,067      9,815 SH       Sole                    7,075            2,740
PROCTER & GAMBLE CO           COM            742718109        388      6,341 SH       Sole                      154            6,187
PULTE GROUP INC               COM            745867101     10,525    983,647 SH       Sole                  388,031          595,616
QUALCOMM INC                  COM            747525103      2,817     50,601 SH       Sole                   20,131           30,470
QUALITY SYS INC               COM            747582104     70,577  2,565,497 SH       Sole                1,401,904        1,163,593
QUANTA SVCS INC               COM            74762e102     18,633    774,128 SH       Sole                  324,379          449,749
ROVI CORP                     COM            779376102     37,128  1,892,367 SH       Sole                1,051,770          840,597
SCHLUMBERGER LTD              COM            806857108        280      4,317 SH       Sole                    2,788            1,529
SIGMA ALDRICH CORP            COM            826552101      1,866     25,246 SH       Sole                   20,446            4,800
STAPLES INC                   COM            855030102      3,252    249,171 SH       Sole                  141,494          107,677
STARBUCKS CORP                COM            855244109        720     13,511 SH       Sole                   10,140            3,371
STIFEL FINL CORP              COM            860630102      7,515    243,209 SH       Sole                  138,374          104,835
STRYKER CORP                  COM            863667101      1,071     19,444 SH       Sole                   16,291            3,153
SUN HYDRAULICS CORP           COM            866942105     75,193  3,095,628 SH       Sole                1,878,446        1,217,182
SYSCO CORP                    COM            871829107        295      9,906 SH       Sole                      353            9,553
PRICE T ROWE GROUP INC        COM            74144t108     17,129    272,056 SH       Sole                   96,980          175,076
TARGET CORP                   COM            87612e106      1,591     27,333 SH       Sole                   19,956            7,377
TECHNE CORP                   COM            878377100     81,506  1,098,469 SH       Sole                  651,302          447,167
TOLL BROTHERS INC             COM            889478103     10,948    368,238 SH       Sole                  148,919          219,319
TRACTOR SUPPLY CO             COM            892356106     12,414    149,462 SH       Sole                   61,341           88,121
TRANSOCEAN LTD                REG SHS        h8817h100     14,467    323,432 SH       Sole                  134,388          189,044
TRIMBLE NAVIGATION LTD        COM            896239100     13,346    290,059 SH       Sole                  116,331          173,728
TYCO INTERNATIONAL LTD        SHS            H89128104     13,786    260,849 SH       Sole                  143,116          117,733
TYLER TECHNOLOGIES INC        COM            902252105    121,428  3,009,357 SH       Sole                1,707,137        1,302,220
UNITED PARCEL SERVICE INC     CL B           911312106        445      5,650 SH       Sole                      145            5,505
UNITED TECHNOLOGIES CORP      COM            913017109      1,313     17,387 SH       Sole                   13,289            4,098
GRAINGER W W INC              COM            384802104        478      2,500 SH       Sole                                     2,500
WAL-MART STORES INC           COM            931142103        232      3,324 SH       Sole                      294            3,030
WATERS CORP                   COM            941848103      6,117     76,971 SH       Sole                   52,602           24,369
WESTERN UN CO                 COM            959802109      5,432    322,589 SH       Sole                  178,667          143,922
WHOLE FOODS MKT INC           COM            966837106        211      2,212 SH       Sole                      150            2,062
WISCONSIN ENERGY CORP         COM            976657106        416     10,515 SH       Sole                      356           10,159
YORK WTR CO                   COM            987184108        201     11,250 SH       Sole                                    11,250